Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	24,469,675	16,691,170	8,736,378
Common stock, shares outstanding	24,380,218	16,685,513	8,727,028
Treasury stock, shares	89,457	5,657	5,657
Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000	8,000
Preferred stock, shares issued	500	500	7,738
Preferred stock, shares outstanding	500	500	7,738